Organization and Principal Activities - Schedule of Company’s Subsidiaries (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2025		Dec. 31, 2024
NewGenIvf Limited [Member]
Organization and Principal Activities - Schedule of Company’s Subsidiaries (Details) [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, State			●A Cayman Islands company 100% Investment holding ●Incorporated on 16 January, 2019
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			100.00%
Subsidiary of Limited Liability Company or Limited Partnership, Business Purpose			Investment holding
FFPGS (HK) Limited [Member]
Organization and Principal Activities - Schedule of Company’s Subsidiaries (Details) [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, State	● A Hong Kong company ● Incorporated on December 19, 2019		●A Hong Kong company 100% Marketing and administrative services ●Incorporated on December 19, 2019
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	100.00%		100.00%
Subsidiary of Limited Liability Company or Limited Partnership, Business Purpose	Marketing and administrative services		Marketing and administrative services
Well Image Limited [Member]
Organization and Principal Activities - Schedule of Company’s Subsidiaries (Details) [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, State	● A Hong Kong company ● Incorporated on July 11, 2008		●A Hong Kong company 100% Investment holding ●Incorporated on July 11, 2008
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	100.00%		100.00%
Subsidiary of Limited Liability Company or Limited Partnership, Business Purpose	Investment holding		Investment holding
Med Holdings Limited (“Med Holdings”) [Member]
Organization and Principal Activities - Schedule of Company’s Subsidiaries (Details) [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, State	● A Thailand company ● Incorporated on January 21, 2015	[1]	●A Thailand company 49%* Investment holding(“Med Holdings”) (Note) ●Incorporated on January 21, 2015	[2]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	49.00%	[1],[3]	49.00%	[2],[4]
Subsidiary of Limited Liability Company or Limited Partnership, Business Purpose	Investment holding	[1]	Investment holding	[2]
First Fertility PGS Center Limited (“FFC”) [Member]
Organization and Principal Activities - Schedule of Company’s Subsidiaries (Details) [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, State	● A Thailand company ● Incorporated on March 6, 2014	[1]	●A Thailand company 74% Provision of IVF treatmentLimited (“FFC”) (Note) ●Incorporated on March 6, 2014	[2]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	74.00%	[1]	74.00%	[2]
Subsidiary of Limited Liability Company or Limited Partnership, Business Purpose	Provision of IVF treatment	[1]	Provision of IVF treatment	[2]
First Fertility Phnom Penh Limited (“FFPP”) [Member]
Organization and Principal Activities - Schedule of Company’s Subsidiaries (Details) [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, State	● A Cambodia company ● Incorporated on August 10, 2015		●A Cambodia company 100% Provision of IVF treatmentLimited (“FFPP”) ●Incorporated on August 10, 2015
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	100.00%		100.00%
Subsidiary of Limited Liability Company or Limited Partnership, Business Purpose	Provision of IVF treatment		Provision of IVF treatment
Bi Clinic Ltd (“FFBi”) [Member]
Organization and Principal Activities - Schedule of Company’s Subsidiaries (Details) [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, State	● A Kyrgyzstan company ● Incorporated on December 16, 2021 ● Acquired on December 17, 2024		●A Kyrgyzstan company 100% Provision of IVF treatment, surrogacy and ●Incorporated on December 16, 2021 ancillary caring services ●Acquired on December 17, 2024
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	100.00%		100.00%
Subsidiary of Limited Liability Company or Limited Partnership, Business Purpose	Provision of IVF treatment, surrogacy and ancillary caring services		Provision of IVF treatment, surrogacy and ●Incorporated on December 16, 2021 ancillary caring services
Shenzhen Qianhai Fengtai Renhui Health Technology Co., Ltd. (“SZ QianHai”) [Member]
Organization and Principal Activities - Schedule of Company’s Subsidiaries (Details) [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, State			●A Shenzhen China, PRC company 100% Marketing and administrative servicesRenhui Health ●Incorporated on October 24, 2024
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			100.00%
Subsidiary of Limited Liability Company or Limited Partnership, Business Purpose			Marketing and administrative services

[1]	According to Thailand’s Foreign Business Act (the “FBA”), the majority shareholdings of limited company incorporated in Thailand is required to be owned by Thai nationals.
[2]	Note: According to Thailand’s Foreign Business Act (the “FBA”), the majority shareholdings of limited company incorporated in Thailand is required to be owned by Thai nationals.
[3]	Where less than 50% of the equity of an investee is held, the Company (through its subsidiaries) holds significantly more voting rights than any other vote holder or organized company of vote holders. An assessment has been made, taking into account all the factors relevant to the relationship with the investee, to ascertain control has been established and the investee should be consolidated as a subsidiary of the Company.
[4]
*	Where less than 50% of the equity of an investee is held, the Company (through its subsidiaries) holds significantly more voting rights than any other vote holder or organized company of vote holders. An assessment has been made, taking into account all the factors relevant to the relationship with the investee, to ascertain control has been established and the investee should be consolidated as a subsidiary of the Company.